Investment Portfolio	as of July 31, 2019 (Unaudited)

DWS Emerging Markets Equity Fund

	Shares	Value ($)
Common Stocks 88.2%
Australia 1.5%
BHP Group PLC (Cost $6,026,803)	291,193	6,944,726
Brazil 8.2%
Banco Bradesco SA (ADR)	920,322	8,319,711
CCR SA	261,962	1,026,198
Cia Siderurgica Nacional SA	1,105,327	4,787,573
Gerdau SA (ADR) (a)	585,424	2,084,110
Itau Unibanco Holding SA (ADR) (Preferred)	964,427	8,824,507
Lojas Americanas SA (Preferred)	620,591	2,951,440
Multiplan Empreendimentos Imobiliarios SA	1,848	13,747
Petroleo Brasileiro SA (ADR)	300,740	4,526,137
Vale SA (ADR)	295,578	3,839,558
(Cost $35,567,417)		36,372,981
Chile 0.9%
Antofagasta PLC (Cost $4,686,505)	373,689	4,226,541
China 25.5%
Alibaba Group Holding Ltd. (ADR)*	106,457	18,428,771
Anhui Conch Cement Co., Ltd. "H"	552,500	3,213,896
Baidu, Inc. (ADR)*	17,478	1,952,293
Bank of China Ltd. "H"	8,227,000	3,353,921
China Construction Bank Corp. "H"	10,831,577	8,361,291
China Life Insurance Co., Ltd. "H"	1,830,000	4,690,146
China Petroleum & Chemical Corp. "H"	3,050,000	1,966,398
Ctrip.com International Ltd. (ADR)*	57,722	2,250,004
Datang International Power Generation Co., Ltd. "H"	1,116,000	251,447
Huatai Securities Co., Ltd. 144A	924,200	1,504,513
Industrial & Commercial Bank of China Ltd. "H"	12,432,095	8,386,475
KWG Group Holdings Ltd.	2,069,000	1,939,769
NetEase, Inc. (ADR)	14,725	3,398,825
New Oriental Education & Technology Group, Inc. (ADR)*	75,559	7,881,559
PetroChina Co., Ltd. "H"	5,607,300	2,971,242
Ping An Insurance (Group) Co. of China Ltd. "H"	1,041,032	12,351,643
Tal Education Group (ADR)*	111,282	3,583,280
Tencent Holdings Ltd.	498,800	23,285,311
Zhuzhou CRRC Times Electric Co., Ltd. "H"	797,000	3,828,823
(Cost $105,962,191)		113,599,607
Hong Kong 6.3%
AIA Group Ltd.	690,800	7,127,554
China Mobile Ltd.	640,652	5,448,776
China Overseas Land & Investment Ltd.	1,441,475	4,942,823
Galaxy Entertainment Group Ltd.	606,000	4,158,235
Melco Resorts & Entertainment Ltd. (ADR)	191,256	4,297,522
Shimao Property Holdings Ltd.	579,000	1,608,695
SJM Holdings Ltd.	670,000	732,699
(Cost $28,845,597)		28,316,304
India 9.2%
HDFC Bank Ltd. (ADR)	102,876	11,828,683
ICICI Bank Ltd.	240,257	1,484,868
ICICI Bank Ltd. (ADR)	422,378	5,157,235
Infosys Ltd. (ADR)	382,295	4,327,579
ITC Ltd.	770,000	3,033,360
Larsen & Toubro Ltd.	32,190	649,236
Maruti Suzuki India Ltd.	10,439	829,435
Reliance Industries Ltd. 144A, (GDR)	192,164	6,466,319
Tata Consultancy Services Ltd.	206,744	6,613,721
UltraTech Cement Ltd.	8,316	523,333
(Cost $37,216,868)		40,913,769
Indonesia 2.6%
PT Bank Central Asia Tbk	1,683,114	3,714,246
PT Bank Rakyat Indonesia Persero Tbk	12,323,400	3,926,771
PT Telekomunikasi Indonesia Persero Tbk	12,685,900	3,876,157
(Cost $9,024,065)		11,517,174
Korea 10.7%
Hyundai Motor Co.	28,454	3,037,170
KB Financial Group, Inc.	27,810	1,019,452
KT Corp.	20,066	469,640
LG Chem Ltd.	15,981	4,536,659
LG Household & Health Care Ltd.	2,852	3,025,672
Naver Corp.	11,733	1,366,930
Netmarble Corp. 144A*	12,408	951,072
POSCO	12,553	2,380,462
Samsung Electro-Mechanics Co., Ltd.	18,803	1,452,572
Samsung Electronics Co., Ltd.	474,995	18,066,948
Samsung Fire & Marine Insurance Co., Ltd.	12,812	2,849,993
Shinhan Financial Group Co., Ltd.	87,983	3,231,196
Shinsegae, Inc.	5,912	1,261,838
SK Hynix, Inc.	63,281	4,077,293
(Cost $49,696,964)		47,726,897
Mexico 1.1%
Fomento Economico Mexicano SAB de CV (ADR)	39,644	3,595,711
Gruma SAB de CV "B"	61,238	560,972
Grupo Financiero Inbursa SAB de CV "O"	505,109	618,611
(Cost $5,486,742)		4,775,294
Philippines 1.0%
BDO Unibank, Inc. (Cost $3,723,485)	1,486,300	4,286,398
Russia 4.4%
Gazprom PJSC (ADR)	741,266	5,418,654
LUKOIL PJSC (ADR)	39,464	3,214,343
Rosneft Oil Co. PJSC (GDR) REG S	579,421	3,839,244
Sberbank of Russia PJSC (ADR)	271,494	4,050,690
Yandex NV "A"* (b)	73,796	2,894,279
(Cost $16,318,703)		19,417,210
South Africa 3.8%
Dis-Chem Pharmacies Ltd. 144A	204,702	323,867
FirstRand Ltd.	915,114	3,913,145
Multichoice Group Ltd.*	25,574	239,074
Naspers Ltd. "N"	29,625	7,211,505
Shoprite Holdings Ltd.	145,749	1,565,037
Truworths International Ltd.	515,571	2,229,000
Woolworths Holdings Ltd.	381,238	1,456,628
(Cost $16,923,722)		16,938,256
Taiwan 8.0%
ASE Industrial Holdings Co., Ltd.	1,127,761	2,524,611
Catcher Technology Co., Ltd.	201,000	1,479,191
Chunghwa Telecom Co., Ltd.	891,000	3,090,697
Formosa Plastics Corp.	1,047,000	3,364,597
Fubon Financial Holding Co., Ltd.	1,984,000	2,749,798
Hon Hai Precision Industry Co., Ltd.	810,000	2,041,554
Taiwan Semiconductor Manufacturing Co., Ltd.	774,803	6,414,838
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	284,600	12,132,498
Vanguard International Semiconductor Corp.	947,000	1,916,437
(Cost $33,650,377)		35,714,221
Thailand 4.8%
CP ALL PCL (NVDR)	1,767,200	4,980,717
Kasikornbank PCL (NVDR)	558,100	3,125,748
PTT PCL (NVDR)	2,790,300	4,272,408
Thai Oil PCL (NVDR) (a)	1,980,000	4,428,833
The Siam Cement PCL (NVDR)	315,600	4,443,172
(Cost $20,696,173)		21,250,878
Turkey 0.1%
KOC Holding AS	100,545	335,846
Turkiye Garanti Bankasi AS*	97,879	172,009
(Cost $716,326)		507,855
United Arab Emirates 0.1%
Emaar Malls PJSC (Cost $589,330)	687,850	395,953
Total Common Stocks (Cost $375,131,268)		392,904,064
Exchange-Traded Funds 5.1%
iShares MSCI Emerging Markets ETF	446,634	18,655,902
VanEck Vectors Vietnam ETF (a)	262,858	4,253,042
Total Exchange-Traded Funds (Cost $22,645,367)		22,908,944
Securities Lending Collateral 0.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.29% (c) (d) (Cost $3,244,965)	3,244,965	3,244,965
Cash Equivalents 3.3%
DWS Central Cash Management Government Fund, 2.39% (c) (Cost $14,505,616)	14,505,616	14,505,616
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $415,527,216)	97.3	433,563,589
Other Assets and Liabilities, Net	2.7	11,868,004
Net Assets	100.0	445,431,593

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended July 31, 2019 are as follows:

Value ($) at 10/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 7/31/2019	Value ($) at 7/31/2019
Securities Lending Collateral 0.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.29% (c) (d)
387,000	2,857,965 (e)	—	—	—	11,147	—	3,244,965	3,244,965
Cash Equivalents 3.3%
DWS Central Cash Management Government Fund, 2.39% (c)
5,777,704	314,159,664	305,431,752	—	—	589,362	—	14,505,616	14,505,616
6,164,704	317,017,629	305,431,752	—	—	600,509	—	17,750,581	17,750,581

* Non-income producing security.
(a) All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2019 amounted to $3,069,696, which is 0.7% of net assets.
(b) Listed on the NASDAQ Stock Market, Inc.
(c) Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d) Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended July 31, 2019.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
GDR: Global Depositary Receipt
MSCI: Morgan Stanley Capital International
NVDR: Non-Voting Depository Receipt
PJSC: Public Joint Stock Company
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

At July 31, 2019 the DWS Emerging Markets Equity Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks
Financials	115,048,604	29%
Information Technology	61,047,242	16%
Consumer Discretionary	60,309,086	15%
Communication Services	46,973,054	12%
Materials	40,344,627	10%
Energy	37,103,578	10%
Consumer Staples	17,085,336	4%
Real Estate	8,900,987	2%
Industrials	5,840,103	2%
Utilities	251,447	0%
Total	392,904,064	100%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$6,944,726	$—	$6,944,726
Brazil	36,372,981	—	—	36,372,981
Chile	—	4,226,541	—	4,226,541
China	37,494,732	76,104,875	—	113,599,607
Hong Kong	4,297,522	24,018,782	—	28,316,304
India	27,779,816	13,133,953	—	40,913,769
Indonesia	—	11,517,174	—	11,517,174
Korea	—	47,726,897	—	47,726,897
Mexico	4,775,294	—	—	4,775,294
Philippines	—	4,286,398	—	4,286,398
Russia	19,417,210	—	—	19,417,210
South Africa	—	16,938,256	—	16,938,256
Taiwan	12,132,498	23,581,723	—	35,714,221
Thailand	—	21,250,878	—	21,250,878
Turkey	—	507,855	—	507,855
United Arab Emirates	—	395,953	—	395,953
Exchange-Traded Funds	22,908,944	—	—	22,908,944
Short-Term Investments (f)	17,750,581	—	—	17,750,581
Total	$182,929,578	$250,634,011	$—	$433,563,589

(f)	See Investment Portfolio for additional detailed categorizations.